RESERVES (Tables)	12 Months Ended
Jun. 30, 2021
Other reserves [abstract]
SCHEDULE OF RESERVES

During the year ended June 30, 2021 the Company identified an error in the accounting for its representative warrants and the table below reflected the correction of an immaterial prior period error.

	Consolidated
	2021 $	2020 $
Foreign currency translation	718,955	756,423
Share-based payments	10,314,324	9,172,148
Total reserves	11,033,279	9,928,571
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	756,423	789,598
Add: net currency translation gain / (loss)	(37,468)	(33,175)
Balance at the end of the financial year	718,955	756,423
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	9,172,148	5,220,334
Add: share-based payments expense	—	263,387
Add: Issue of options/warrants to underwriters	—	3,770,411
Add: Issue of performance rights	622,725	—
Add: Issue of options/warrants	1,542,356	—
Less: Options expired	(49,438)	—
Less: Exercise of options/warrants	(973,467)	—
Less: Reversal of Performance Rights expenses in prior year (1)	—	(81,984)
Balance at the end of the financial year	10,314,324	9,172,148

The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 2(a)(v) for additional information.

(1)	During the year ended June 30, 2020, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.

SCHEDULE OF WARRANT ISSUED

During the financial year ended 30 June 2020, the following warrants were issued to as a part of capital raising costs:

Warrants issued to	Grant date for warrants issued	Number of warrants issued
Aegis Corp	July 16, 2019	166,066,050

	2020
Grant Date		July 16, 2019
Warrants issued		166,066,050
Dividend yield		—
Historic volatility and expected volatility		152%
Option exercise price	A$	0.008
Fair value of warrants at grant date	A$	0.006
Weighted average exercise price	A$	0.008
Risk free interest rate		1.05%
Model used		Black-Scholes
Expected life of an warrant		5 years
Valuation amount	A$	890,113

19.	RESERVES (Cont.)

During the financial year ended June 30, 2021, the following warrants were reclassified from Other Financial Liabilities to Other Reserves. See Note 2(a)(v) for additional information.

	2020
Valuation date		April 3, 2020
Grant Date		April 3, 2020
Warrants issued		40,114,200
Underlying asset price	A$	0.0050
Risk free rate		0.411%
Volatility		140.54%
Exercise price presented in United States Dollar	US$	0.00365
Exchange rate at valuation date	A$	1 to US$0.5995
Exercise price presented in Australian Dollar	A$	0.0061
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.0044
Model used		Binomial
Valuation amount	A$	175,137

	2020
Valuation date		April 23, 2020
Grant Date		April 23, 2020
Warrants issued		28,177,578
Underlying asset price	A$	0.0060
Risk free rate		0.444%
Volatility		142.70%
Exercise price presented in United States Dollar	US$	0.00417
Exchange rate at valuation date	A$	1 to US$0.6369
Exercise price presented in Australian Dollar	A$	0.0065
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.0053
Model used		Binomial
Valuation amount	A$	149,693

During the financial year ended June 30, 2021, the following warrants were reclassified from Other Financial Liabilities to Other Reserves. See Note 2(a)(v) for additional information. The following warrants were revalued as at the date of shareholder approval.

	2021		2020
Valuation date		July 21, 2020		June 1, 2020
Grant Date		June 1, 2020		June 1, 2020
Warrants issued		156,000,000		156,000,000
Underlying asset price	A$	0.0070	A$	0.0060
Risk free rate		0.34%		0.397%
Volatility		135.64%		142.94%
Exercise price presented in United States Dollar	US$	0.00417	US$	0.00417
Exchange rate at valuation date	A$	1 to US$0.7127	A$	1 to US$0.6797
Exercise price presented in Australian Dollar	A$	0.00541	A$	0.0061
Time to maturity of underlying warrants (years)		5		5
Value per warrant in Australian Dollar	A$	0.0062	A$	0.0054
Model used		Binomial		Binomial
Valuation amount	A$	1,462,442	A$	848,252

During the financial year ended June 30, 2021, the following warrants were issued to as a part of capital raising costs.

	2021
Valuation date		July 21, 2020
Grant Date		June 1, 2020
Warrants issued		39,975,000
Underlying asset price	A$	0.0070
Risk free rate		0.42%
Volatility		148.66%
Exercise price presented in United States Dollar	US$	0.00417
Exchange rate at valuation date	A$	1 to US$0.7127
Exercise price presented in Australian Dollar	A$	0.0146
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.009
Model used		Binomial
Valuation amount	A$	360,017

	2021
Valuation date		January 25, 2021
Grant Date		January 25, 2021
Warrants issued		48,750,000
Underlying asset price	A$	0.0110
Risk free rate		0.414%
Volatility		147.29%
Exercise price presented in United States Dollar	US$	0.0109
Exchange rate at valuation date	A$	1 to US$0.7708
Exercise price presented in Australian Dollar	A$	0.0142
Time to maturity of underlying warrants (years)		5
Value per warrant in Australian Dollar	A$	0.0098
Model used		Binomial
Valuation amount	A$	476,297

SCHEDULE OF OPTION ISSUED AND GRANTED

The following information relates to options granted and issued against under the Employee Option Plan for the year ended June 30, 2021;

Options issued to	Grant date for options issued	Number of options issued

Employee Option Plan	December 21, 2020	12,850,000

19.	RESERVES (Cont.)

	2020
Grant Date		November 28, 2019
Options issued		250,000,000
Dividend yield		—
Historic volatility and expected volatility		136%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.003
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.85%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	1,056,054

	2020
Grant Date		October 30, 2019
Options issued		250,000,000
Dividend yield		—
Historic volatility and expected volatility		136%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.003
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.78%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	817,666

	2020
Grant Date		March 6, 2020
Options issued		5,000,000
Dividend yield		—
Historic volatility and expected volatility		141%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.007
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.36%
Expected life of an option		3 years
Model used		Black-Scholes
Valuation amount	A$	29,340

	2021
Grant Date		December 21, 2020
Options issued		12,850,000
Dividend yield		—
Historic volatility and expected volatility		155.34%
Option exercise price	A$	0.008
Fair value of options at grant date	A$	0.007
Weighted average exercise price	A$	0.008
Risk-free interest rate		0.111%
Expected life of an option		3 years
Model used		Binomial
Valuation amount	A$	72,439